NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	6,299,535	4,467,657
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	34,384,145	9,980,595